Share-based compensation	6 Months Ended
Jun. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation
10.	Share-based compensation:

A summary of the Company’s outstanding restricted shares, phantom share units and stock appreciation rights (“SARs”) as of and for the six month period ended June 30, 2013 is presented below:

Restricted shares	Number of shares	Weighted average grant date fair value

Outstanding, December 31, 2012	63,653	$14.17
Granted	54,990	17.01
Vested	(65,578)	14.25
Cancelled	(4,185)	17.01

June 30, 2013	48,880	$17.01

Phantom share units	Number of shares	Weighted average grant date fair value
Outstanding, December 31, 2012	562,000	$13.13
Granted	95,000	19.30

June 30, 2013	657,000	$14.02

Stock appreciation rights	Number of SARs	Weighted average grant date fair value
Outstanding, December 31, 2012	5,674,148	$2.03
Granted	1,664,457	3.51

June 30, 2013	7,338,605	$2.37

As vested outstanding phantom share units are only exchanged for common shares upon written notice from the holder, the phantom share units that are exchanged for common shares may include units that vested in prior periods. At June 30, 2013, 460,000 (December 31, 2012 - 328,000) of the outstanding phantom share units were vested and available for exchange by the holder. At June 30, 2013, there are 738,514 (December 31, 2012 - 884,319) remaining shares left for issuance under this Plan.

On March 27, 2013, the Company granted 1,664,457 SARs to certain members of management (the “Participants”) which vest and become exercisable in three tranches when and if the fair market value of the common shares equals or exceeds the applicable base price for each tranche for any 20 consecutive trading days on or before the expiration date of each tranche. The Participants may exercise each vested tranche of SARs and receive common shares with a value equal to the difference between the applicable base price and the fair market value of the common shares on the exercise date. The common shares received on the exercise of SARs are subject to a retention requirement where the Participant is required to retain ownership of 50% of the net after tax number of shares until the later of March 22, 2018 or 120 days after the exercise date.

The assumptions used in the Monte Carlo model to calculate the grant date fair value of the SARs were as follows:

Average expected term	3.8 years
Expected volatility	39.73%
Dividend yield	4.97%
Average risk free rate	0.50%

	Number of SARs	Base price	Expiration date

Tranche 1	531,885	$21.50	December 31, 2015
Tranche 2	556,946	24.00	December 31, 2016
Tranche 3	575,626	26.50	December 31, 2017

Total	1,664,457

During the three and six months ended June 30, 2013, the Company recognized $701,000 and $1,300,000 (June 30, 2012 - $656,000 and $1,404,000) related to restricted share units and phantom share units and $150,000 and $300,000 (June 30, 2012 - $188,000 and $375,000) in share-based compensation expenses related to other stock-based awards.

During the three and six months ended June 30, 2013, the first tranche of SARs vested earlier than what had been estimated using the Monte Carlo model. As a result, recognition of $2,550,000 in share-based compensation expense related to the first tranche of SARs was accelerated during the three and six months ended June 30, 2013 (June 30, 2012 – nil and nil). The total share-based compensation expense related to SARs, including the accelerated expense of $2,550,000 described above, for the three and six months ended June 30, 2013 was $5,780,000 and $7,842,000 (June 30, 2012 – nil and nil).

In addition, during the three and six months ended June 30, 2013, the Company recognized $382,000 and $756,000 (June 30, 2012 - nil and $184,000) in other stock-based awards that were capitalized to vessels under construction.

During the three and six months ended June 30, 2013, the total fair value of shares vested was $33,000 and $935,000 (June 30, 2012 - nil and $563,000) and the total fair value of shares cancelled was $71,000 (June 30, 2012 - nil and nil).

At June 30, 2013, there was $11,336,000 (December 31, 2012 - $12,519,000) of total unrecognized compensation costs relating to unvested share-based compensation awards and SARs, which are expected to be recognized over a weighted average period of 20 months.